UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    East Hill Management Company LLC
Address: 200 Clarendon Street, Suiote 6000
         Boston, MA  02116-5033

13F File Number:  028-12888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Rosa
Title:     Director of Operations
Phone:     617-450-0150

Signature, Place, and Date of Signing:

      /s/  Stacey Rosa     Boston, MA     May 06, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $81,661 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     4412   156700 SH       SOLE                   156700        0        0
AVON PRODS INC                 COM              054303102     1285    32500 SH       SOLE                    32500        0        0
BOEING CO                      COM              097023105      332   100000 SH  CALL SOLE                        0        0        0
CAMPBELL SOUP CO               COM              134429109        9    15600 SH  CALL SOLE                        0        0        0
CORNING INC                    COM              219350105      481    19980 SH       SOLE                    19980        0        0
DENISON MINES CORP             COM              248356107     4011   635188 SH       SOLE                   635188        0        0
EATON VANCE CORP               COM NON VTG      278265103    23384   766445 SH       SOLE                   766445        0        0
EXXON MOBIL CORP               COM              30231G102     2081    24600 SH       SOLE                    24600        0        0
EXXON MOBIL CORP               COM              30231G102     2050   383300 SH  CALL SOLE                        0        0        0
FORDING CDN COAL TR            TR UNIT          345425102      940    18000 SH       SOLE                    18000        0        0
FRONTLINE LTD                  SHS              G3682E127      377     8200 SH       SOLE                     8200        0        0
INTEL CORP                     COM              458140100     3647   172196 SH       SOLE                   172196        0        0
ISHARES TR                     DJ US ENERGY     464287796     3050    23700 SH       SOLE                    23700        0        0
MEMC ELECTR MATLS INC          COM              552715104      943    13300 SH       SOLE                    13300        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      323     6300 SH       SOLE                     6300        0        0
PACIFIC RIM MNG CORP           COM NEW          694915208      164   145200 SH       SOLE                   145200        0        0
ROPER INDS INC NEW             COM              776696106     2841    47800 SH       SOLE                    47800        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      304     4400 SH       SOLE                     4400        0        0
SHIP FINANCE INTERNATIONAL L   SHS              G81075106      216     8203 SH       SOLE                     8203        0        0
STATE STR CORP                 COM              857477103    20488   259341 SH       SOLE                   259341        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104      995    11000 SH       SOLE                    11000        0        0
TECK COMINCO LTD               CL B             878742204     5799   141600 SH       SOLE                   141600        0        0
VULCAN MATLS CO                COM              929160109     3529    53151 SH       SOLE                    53151        0        0